PREFERRED SHARES	12 Months Ended
Dec. 31, 2012
PREFERRED SHARES
PREFERRED SHARES

19.  PREFERRED SHARES

at December 31	Number of Shares Authorized and Outstanding	Dividend Rate per Share	Redemption Price per Share	2012	2011

	(thousands)			(millions of Canadian dollars)[1]	(millions of Canadian dollars)[1]
Cumulative First Preferred Shares
Series 1	22,000	$1.15	$25.00	539	539
Series 3	14,000	$1.00	$25.00	343	343
Series 5	14,000	$1.10	$25.00	342	342

				1,224	1,224

[1]
Net of underwriting commissions and deferred income taxes.

The holders of the Series 1 preferred shares are entitled to receive fixed cumulative dividends at an annual rate of $1.15 per share, payable quarterly, for the initial five-year period ending December 31, 2014. The dividend rate will reset on December 31, 2014 and every five years thereafter to a yield per annum equal to the sum of the then five-year Government of Canada bond yield and 1.92 per cent. The Series 1 preferred shares are redeemable by TransCanada on December 31, 2014 and on December 31 of every fifth year thereafter at a price of $25.00 per share plus all accrued and unpaid dividends.

The Series 1 preferred shareholders have the right to convert their shares into Series 2 cumulative redeemable first preferred shares on December 31, 2014 and on December 31 of every fifth year thereafter. The holders of Series 2 preferred shares will be entitled to receive quarterly floating rate cumulative dividends at a yield per annum equal to the sum of the then 90-day Government of Canada treasury bill rate and 1.92 per cent.

The holders of the Series 3 preferred shares are entitled to receive fixed cumulative dividends at an annual rate of $1.00 per share, payable quarterly, for the initial five-year period ending June 30, 2015. The dividend rate will reset on June 30, 2015 and every five years thereafter to a yield per annum equal to the sum of the then five-year Government of Canada bond yield and 1.28 per cent. The Series 3 preferred shares are redeemable by TransCanada on June 30, 2015 and on June 30 of every fifth year thereafter at a price of $25.00 per share plus all accrued and unpaid dividends.

The Series 3 preferred shareholders have the right to convert their shares into Series 4 cumulative redeemable first preferred shares on June 30, 2015 and on June 30 of every fifth year thereafter. The holders of Series 4 preferred shares will be entitled to receive quarterly floating rate cumulative dividends at a yield per annum equal to the sum of the then 90-day Government of Canada treasury bill rate and 1.28 per cent.

The holders of the Series 5 preferred shares are entitled to receive fixed cumulative dividends at an annual rate of $1.10 per share, payable quarterly, for the initial five-and-a-half-year period ending January 30, 2016. The dividend rate will reset on January 30, 2016 and every five years thereafter to a yield per annum equal to the sum of the then five-year Government of Canada bond yield and 1.54 per cent. The Series 5 preferred shares are redeemable by TransCanada on January 30, 2016 and on January 30 of every fifth year thereafter at a price of $25.00 per share plus all accrued and unpaid dividends.

The Series 5 preferred shareholders have the right to convert their shares into Series 6 cumulative redeemable first preferred shares on January 30, 2016 and on January 30 of every fifth year thereafter. The holders of Series 6 preferred shares will be entitled to receive quarterly floating rate cumulative dividends at a yield per annum equal to the sum of the then 90-day Government of Canada treasury bill rate and 1.54 per cent.

Cash Dividends
 In 2012, the Company made cash dividend payments of $25 million or $1.15 per Series 1 preferred share (2011 – $25 million or $1.15 per share, net of DRP; 2010 – $24 million or $1.15 per share, net of DRP), $14 million or $1.00 per Series 3 preferred share (2011 – $14 million or $1.00 per share, net of DRP; 2010 – $11 million or $0.8041 per share, net of DRP) and $16 million or $1.10 per Series 5 preferred share (2011 – $16 million or $1.10 per share, net of DRP; 2010 – $9 million or $0.3707 per share, net of DRP).